Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 41	$ 30	$ 79	$ 32
Realized and mark-to-market losses:
Included in cost of sales	(1)	(8)	(40)	(10)	[1]
Purchases and settlements:
Purchases	2	0	5	0
Settlements	(2)	0	(4)	0	[1]
Balance, end of period	40	22	40	22
Change in unrealized gains relating to instruments still held at end of period	$ (1)	$ (8)	$ (40)	(9)
Decrease in Fair Value Realized and Capitalized During Period				$ 1

[1]	Does not include the decrease in fair value of $1 million related to the realized gains capitalized during the six months ended June 30, 2016